Annual Operating Expenses - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2022
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.42%
Total annual operating expenses	1.49%
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.43%
Total annual operating expenses	2.25%
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.43%
Total annual operating expenses	1.75%
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.35%
Total annual operating expenses	1.17%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	1.03%